CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 27,558	$ 76,483		$ 79,458
Adjustments required to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	29,926	28,254		22,334
Share-based compensation expense	5,277	3,068		2,293
Accrued severance pay, net	788	(150)		540
Changes in deferred tax, net	(6,376)	(963)		7,051
Capital loss (gain) from sale of property, plant and equipment	(7)	32
Compensation paid by a shareholder		266	[1]
Increase in trade receivables	(7,573)	(4,184)		(2,968)
Increase in other accounts receivable and prepaid expenses	(5,436)	(5,617)		(3,069)
Increase in inventories	(27,833)	(5,376)		(15,267)
Increase (decrease) in trade payables	13,853	1,424		(8,659)
Increase (decrease) in warranty provision	234	100		(447)
Legal settlements and loss contingencies, net	24,797	5,868		4,654
Increase (decrease) in accrued expenses and other liabilities including related party	5,809	2,314		(259)
Net cash provided by operating activities	61,017	101,519		85,661
Cash flows from investing activities:
Redemption of short-term deposits		60		11,987
Purchase of property, plant and equipment	(22,675)	(22,943)		(76,495)
Proceeds from sale of property, plant and equipment	11	22
Increase in long-term deposits	(102)	(452)		(1,228)
Net cash used in investing activities	(22,766)	(23,313)		(65,736)
Cash flows from financing activities:
Dividends paid		(243)	[2]
Short-term bank credit and loans, net	(5,095)	5,157		3,241
Purchase of treasury shares		(39,430)
Repayment of a financing leaseback	(1,172)	(1,100)		(1,092)
Net cash provided by (used in) financing activities	(6,267)	(35,616)		2,149
Effect of exchange rate differences on cash and cash equivalents	453	933		(1,607)
Increase in cash and cash equivalents	32,437	43,523		20,467
Cash and cash equivalents at beginning of year	106,270	62,747		42,280
Cash and cash equivalents at end of year	138,707	106,270		62,747
Cash received (paid) during the year for:
Interest paid	(259)	(210)		(180)
Interest received	1,006	153		45
Tax paid	(23,448)	(17,684)		(16,372)
Non cash activity during the year for:
Changes in trade payables balances related to purchase of property, plant and equipment	$ (1,552)	$ (403)		$ (4,389)

[1]	A bonus paid by the Company's shareholder to its employees.
[2]	In 2016, dividend payment made by Company's subsidiary Caesarstone Canada Inc. and reflects the amount paid to the non-controlling interest holders.